GMO-Usonian Japan Value Creation Fund Average Annual Total Returns			12 Months Ended	36 Months Ended	43 Months Ended	52 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class III
Prospectus [Line Items]
Average Annual Return, Percent			8.18%	4.71%
Performance Inception Date		Dec. 30, 2021
Class III | Tokyo Stock Price Index (Total Return) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.64%	2.95%
Class VI
Prospectus [Line Items]
Average Annual Return, Percent			8.29%			7.32%
Performance Inception Date		Sep. 14, 2020
Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.72%			5.12%
Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.45%			5.08%
Class VI | Tokyo Stock Price Index (Total Return) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.64%			5.14%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.07%		1.78%
Performance Inception Date		Jun. 07, 2021
Class I | Tokyo Stock Price Index (Total Return) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.64%		1.71%

[1]	TOPIX data may not be reproduced or used for any other purpose. TOPIX provides no warranties, has not prepared or approved this report, and has no liability hereunder.